UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21864

                                  WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

                                      New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                               Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Fund (BZF)

May 31, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.9%

Treasury Bills - 99.9%
U.S. Treasury Bills
0.04%, 6/13/13*	$21,950,000	$21,949,702
0.01%, 7/11/13*	7,000,000	6,999,864
0.01%, 7/18/13*	19,000,000	18,999,747

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $47,949,400)		47,949,313

REPURCHASE AGREEMENT - 3.6%

United States - 3.6%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/13, 0.09% due 6/3/13; Proceeds at maturity - $1,735,465 (fully collateralized by Fannie Mae, 4.00% due 12/1/41; Market value - $1,822,225) (Cost: $1,735,452)	1,735,452	1,735,452

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $49,684,852)(a)		49,684,765
Liabilities in Excess of Cash and Other Assets - (3.5)%		(1,698,155)

NET ASSETS - 100.0%		$47,986,610

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Fund (CYB)

May 31, 2013

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 71.6%

Treasury Bills - 71.6%
U.S. Treasury Bills
0.04%, 6/13/13*	$45,000,000		$44,999,389
0.01%, 7/11/13*	18,000,000		17,999,650
0.01%, 7/18/13*	86,117,000		86,115,853

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $149,115,113)			149,114,892

TIME DEPOSITS - 18.8%

China - 18.8%
Barclays Bank PLC
1.80%, 6/21/13	60,072,333	CNH	9,768,494
Deutsche Bank AG
2.47%, 6/21/13	60,079,333	CNH	9,769,633
JPMorgan Chase & Co.
1.85%, 6/21/13	60,065,333	CNH	9,767,356
Standard Chartered Bank
2.35%, 6/21/13	60,079,333	CNH	9,769,633

TOTAL TIME DEPOSITS (Cost: $39,168,426)			39,075,116

REPURCHASE AGREEMENT - 7.3%

United States - 7.3%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/13, 0.09% due 6/3/13; Proceeds at maturity - $15,200,160 (fully collateralized by Fannie Mae, 4.00% due 8/1/41, Freddie Mac, 3.50% due 5/1/43 and Ginnie Mae, 5.00% due 8/20/40; Market value - $15,960,049) (Cost: $15,200,046)	$15,200,046		15,200,046

TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $203,483,585)(a)			203,390,054
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.3%			4,827,798

NET ASSETS - 100.0%			$208,217,852

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

CNH	-	Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Fund (CCX)

May 31, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 95.3%

Treasury Bills - 95.3%
U.S. Treasury Bills
0.04%, 6/13/13*	$7,500,000	$7,499,898
0.01%, 7/18/13*	10,000,000	9,999,867

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $17,499,776)		17,499,765

REPURCHASE AGREEMENT - 8.8%

United States - 8.8%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/13, 0.09% due 6/3/13; Proceeds at maturity - $1,610,740 (fully collateralized by Fannie Mae, 4.00% due 12/1/41; Market value - $1,686,017) (Cost: $1,610,728)	1,610,728	1,610,728

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $19,110,504)(a)		19,110,493
Liabilities in Excess of Cash and Other Assets - (4.1)%		(755,887)

NET ASSETS - 100.0%		$18,354,606

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Fund (CEW)

May 31, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 76.0%

Treasury Bills - 76.0%
U.S. Treasury Bills
0.05%, 6/06/13*	$81,500,000	$81,499,323
0.04%, 6/13/13*	70,274,000	70,273,046
0.01%, 7/11/13*	50,000,000	49,999,026
0.01%, 7/18/13*	20,524,000	20,523,727

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $222,295,732)		222,295,122

REPURCHASE AGREEMENT - 28.2%

United States - 28.2%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/13, 0.09% due 6/3/13; Proceeds at maturity - $82,508,758 (fully collateralized by Fannie Mae, 3.00% - 4.50% due 2/1/25 - 5/1/43, Freddie Mac, 3.50% due 6/1/42 - 9/1/42; Market value - $86,633,547) (Cost: $82,508,139)	82,508,139	82,508,139

TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $304,803,871)(a)		304,803,261
Liabilities in Excess of Cash and Other Assets - (4.2)%		(12,164,240)

NET ASSETS - 100.0%		$292,639,021

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Fund (ICN)

May 31, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 70.4%

Treasury Bills - 70.4%
U.S. Treasury Bills
0.04%, 6/13/13*	$5,350,000	$5,349,927
0.02%, 7/11/13*	5,850,000	5,849,838
0.01%, 7/18/13*	5,897,000	5,896,922
0.05%, 7/25/13*	2,000,000	1,999,950

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $19,096,560)		19,096,637

REPURCHASE AGREEMENT - 30.5%

United States - 30.5%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/13, 0.09% due 6/3/13; Proceeds at maturity - $8,283,988 (fully collateralized by Fannie Mae, 4.00% due 12/1/42, Freddie Mac, 4.50% due 4/1/42; Market value - $8,698,123) (Cost: $8,283,926)	8,283,926	8,283,926

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $27,380,486)(a)		27,380,563
Liabilities in Excess of Cash and Other Assets - (0.9)%		(248,701)

NET ASSETS - 100.0%		$27,131,862

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2013

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 6.9%

Australia - 6.3%
New South Wales Treasury Corp.
6.00%, 4/01/16, Series 16	9,946,000	AUD	$10,320,354
Queensland Treasury Corp.
6.00%, 7/21/22, Series 22	13,580,000	AUD	14,743,568
Western Australian Treasury Corp.
7.00%, 4/15/15, Series 15	9,060,000	AUD	9,344,276

Total Australia			34,408,198

New Zealand - 0.6%
Queensland Treasury Corp.
7.13%, 9/18/17	3,320,000	NZD	3,002,745

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $39,626,209)			37,410,943

FOREIGN GOVERNMENT OBLIGATIONS - 66.9%

Australia - 1.1%
Australian Government Bond
6.25%, 4/15/15, Series 119(a)	3,266,000	AUD	3,342,729
Eurofima
5.63%, 10/24/16	2,270,000	AUD	2,324,015

Total Australia			5,666,744

China - 4.8%
China Government Bond
1.00%, 12/01/13	22,500,000	CNY	3,644,593
3.30%, 10/27/14	17,220,000	CNY	2,855,925
1.80%, 12/01/15	27,000,000	CNY	4,378,974
1.40%, 8/18/16	8,000,000	CNY	1,276,804
2.48%, 12/01/20	33,500,000	CNY	5,443,282
2.36%, 8/18/21	35,000,000	CNY	5,600,990
3.10%, 6/29/22	17,000,000	CNY	2,864,125

Total China			26,064,693

Hong Kong - 4.7%
Hong Kong Government Bond
1.69%, 12/22/14	46,000,000	HKD	6,063,440
1.65%, 6/15/15	102,050,000	HKD	13,528,119
1.51%, 2/24/27	47,950,000	HKD	6,096,645

Total Hong Kong			25,688,204

Indonesia - 10.4%
Indonesia Government
11.25%, 5/15/14, Series FR51	45,196,000,000	IDR	4,902,541
7.38%, 9/15/16, Series FR55	164,646,000,000	IDR	18,139,031
5.25%, 5/15/18, Series FR66	115,747,000,000	IDR	11,860,646
12.80%, 6/15/21, Series FR34	48,120,000,000	IDR	7,107,867
7.00%, 5/15/22, Series FR61	134,135,000,000	IDR	14,765,723

Total Indonesia			56,775,808

Malaysia - 11.1%
Malaysia Government
3.43%, 8/15/14, Series 0211	23,360,000	MYR	7,580,753
3.84%, 8/12/15, Series 0110	70,710,000	MYR	23,230,642
4.01%, 9/15/17, Series 0210	47,980,000	MYR	15,910,998
3.26%, 3/01/18, Series 0213	42,600,000	MYR	13,720,417

Total Malaysia			60,442,810

New Zealand - 3.8%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	13,659,000	NZD	11,569,648
6.00%, 12/15/17, Series 1217	10,352,000	NZD	9,319,166

Total New Zealand			20,888,814

Philippines - 5.3%
Republic of Philippines
4.95%, 1/15/21	667,000,000	PHP	17,278,566
3.90%, 11/26/22	228,000,000	PHP	5,784,954
6.25%, 1/14/36	200,000,000	PHP	5,938,018

Total Philippines			29,001,538

Singapore - 4.5%
Singapore Government Bond
2.25%, 6/01/21	15,876,000	SGD	13,107,464
3.00%, 9/01/24	13,398,000	SGD	11,511,855

Total Singapore			24,619,319

South Korea - 10.1%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	17,870,000,000	KRW	16,305,628
4.00%, 9/10/15, Series 1509	14,000,000,000	KRW	12,739,430
2.75%, 9/10/17, Series 1709	19,059,000,000	KRW	16,805,324
4.25%, 6/10/21, Series 2106	9,531,000,000	KRW	9,168,447

Total South Korea			55,018,829

Thailand - 11.1%
Thailand Government Bond
5.25%, 5/12/14	400,560,000	THB	13,554,474
3.13%, 12/11/15	228,259,000	THB	7,613,853
4.13%, 11/18/16	214,690,000	THB	7,398,341
3.25%, 6/16/17	120,440,000	THB	4,035,283
2.80%, 10/10/17	463,685,000	THB	15,248,092
3.63%, 6/16/23	367,000,000	THB	12,271,389

Total Thailand			60,121,432

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $374,940,686)			364,288,191

SUPRANATIONAL BONDS - 10.8%

Australia - 3.1%
Asian Development Bank
5.50%, 2/15/16	6,540,000	AUD	6,670,446
International Finance Corp.
5.75%, 6/24/14	5,486,000	AUD	5,421,237
Nordic Investment Bank
6.00%, 4/06/15	4,900,000	AUD	4,950,620

Total Australia			17,042,303

China - 0.6%
Asian Development Bank
2.85%, 10/21/20	14,500,000	CNY	2,368,138
International Finance Corp.
1.80%, 1/27/16	5,000,000	CNY	797,061

Total China			3,165,199

Hong Kong - 0.9%
Council of Europe Development Bank
2.28%, 12/01/14	39,000,000	HKD	5,124,997

India - 4.8%
European Bank for Reconstruction & Development
5.25%, 6/06/14	286,450,000	INR	5,030,992
Inter-American Development Bank
4.75%, 1/10/14	735,900,000	INR	12,926,715
5.00%, 7/24/15	80,250,000	INR	1,407,589
4.75%, 10/25/15	376,400,000	INR	6,553,432

Total India			25,918,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

May 31, 2013

Investments	Principal Amount		Value
New Zealand - 1.0%
Inter-American Development Bank
6.25%, 6/22/16	1,616,000	NZD	$1,394,437
International Bank for Reconstruction & Development
5.38%, 12/15/14	5,010,000	NZD	4,139,216

Total New Zealand			5,533,653

Taiwan - 0.4%
Export-Import Bank of Korea
0.70%, 7/01/16	58,000,000	TWD	1,959,671

TOTAL SUPRANATIONAL BONDS (Cost: $63,804,192)			58,744,551

REPURCHASE AGREEMENT - 8.9%

United States - 8.9%
Citigroup, Inc. tri-party repurchase agreement dated 5/31/13, 0.09% due 6/3/13; Proceeds at maturity - $48,576,466 (fully collateralized by Fannie Mae, 3.00%-4.00% due 1/1/25 - 7/1/27 and Freddie Mac, 3.50% due 3/1/42; Market value - $51,004,907) (Cost: $48,576,101)	$48,576,101		48,576,101

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.08%(b) (Cost: $3,622,485)(c)	3,622,485		3,622,485

TOTAL INVESTMENTS IN SECURITIES - 94.1% (Cost: $530,569,673)(d)			512,642,271
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 5.9%			31,979,947

NET ASSETS - 100.0%			$544,622,218

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
CNY	-	Chinese yuan
HKD	-	Hong Kong dollar
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	South Korean won
MYR	-	Malaysian ringgit
NZD	-	New Zealand dollar
PHP	-	Philippines peso
SGD	-	Singapore dollar
THB	-	Thai baht
TWD	-	Taiwan new dollar

(a)	Security, or portion thereof, was on loan at May 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield at May 31, 2013.
(c)	At May 31, 2013, the total market value of the Fund’s security on loan was $3,346,583 and the total market value of the collateral held by the Fund was $3,622,485.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

May 31, 2013

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 37.6%

Australia - 37.6%
Australian Capital Territory
5.50%, 6/07/18	850,000	AUD	$889,074
Export Development Canada
5.25%, 8/10/15	2,750,000	AUD	2,763,879
New South Wales Treasury Corp.
6.00%, 4/01/15, Series 15	150,000	AUD	152,044
5.50%, 3/01/17, Series 17	880,000	AUD	916,757
6.00%, 2/01/18, Series 18	1,215,000	AUD	1,301,651
6.00%, 5/01/20, Series 520	430,000	AUD	470,137
Northern Territory Treasury Corp.
5.75%, 7/14/14	500,000	AUD	494,727
6.25%, 10/20/15	500,000	AUD	515,532
4.75%, 9/20/18	200,000	AUD	203,461
Queensland Treasury Corp.
6.00%, 10/21/15, Series 15	150,000	AUD	153,922
6.00%, 4/21/16, Series 16	750,000	AUD	776,409
6.00%, 9/14/17, Series 17	2,025,000	AUD	2,160,256
South Australian Government Financing Authority
5.75%, 4/20/15, Series 15	1,330,000	AUD	1,343,051
5.75%, 9/20/17, Series 17	1,705,000	AUD	1,793,283
Tasmanian Public Finance
5.50%, 6/23/14, Series 14	725,000	AUD	715,644
6.50%, 4/15/15, Series 15	2,155,000	AUD	2,201,713
Treasury Corp. of Victoria
5.75%, 11/15/16, Series 1116	595,000	AUD	621,062
5.50%, 11/15/18, Series 1118	2,310,000	AUD	2,447,671
Western Australian Treasury Corp.
5.50%, 4/23/14, Series 14	200,000	AUD	196,456
7.00%, 4/15/15, Series 15	855,000	AUD	881,827
6.00%, 10/16/23, Series 23	1,720,000	AUD	1,899,984

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $24,557,049)			22,898,540

FOREIGN GOVERNMENT OBLIGATIONS - 32.6%

Australia - 20.8%
Australian Government Bond
4.25%, 7/21/17, Series 135	850,000	AUD	863,631
5.50%, 1/21/18, Series 132	1,850,000	AUD	1,981,386
5.25%, 3/15/19, Series 122	1,700,000	AUD	1,828,923
4.50%, 4/15/20, Series 126	1,525,000	AUD	1,588,292
5.75%, 5/15/21, Series 124	2,120,000	AUD	2,391,551
5.50%, 4/21/23, Series 133	2,735,000	AUD	3,092,078
4.75%, 4/21/27, Series 136	900,000	AUD	962,194

Total Australia			12,708,055

New Zealand - 11.8%
New Zealand Government Bond
6.00%, 4/15/15, Series 415	470,000	NZD	398,106
6.00%, 12/15/17, Series 1217	2,550,000	NZD	2,295,583
5.00%, 3/15/19, Series 319	1,690,000	NZD	1,480,815
6.00%, 5/15/21, Series 521	1,365,000	NZD	1,285,925
5.50%, 4/15/23, Series 423	1,885,000	NZD	1,741,973

Total New Zealand			7,202,402

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $20,926,407)			19,910,457

SUPRANATIONAL BONDS - 27.8%

Australia - 27.7%
Asian Development Bank
5.25%, 5/13/14	200,000	AUD	196,092
6.00%, 1/20/15	600,000	AUD	604,221
5.50%, 2/15/16	300,000	AUD	305,984
6.00%, 2/22/18	1,700,000	AUD	1,810,395
Council of Europe Development Bank
5.75%, 9/16/14	550,000	AUD	545,026
5.63%, 12/14/15	300,000	AUD	303,891
European Investment Bank
5.38%, 5/20/14	840,000	AUD	824,558
6.13%, 1/23/17	1,165,000	AUD	1,217,325
Inter-American Development Bank
6.00%, 5/25/16	2,295,000	AUD	2,381,537
6.50%, 8/20/19	500,000	AUD	551,103
International Bank For Reconstruction & Development
5.50%, 10/21/14	610,000	AUD	606,089
International Finance Corp.
5.75%, 3/16/15	1,170,000	AUD	1,177,766
5.75%, 7/28/20	725,000	AUD	773,401
KFW
5.75%, 5/13/15	690,000	AUD	696,859
6.25%, 12/04/19	1,545,000	AUD	1,677,833
Landwirtschaftliche Rentenbank
6.50%, 4/12/17	500,000	AUD	531,686
Nordic Investment Bank
6.00%, 8/20/14	700,000	AUD	696,367
6.00%, 4/06/15	1,960,000	AUD	1,980,248

Total Australia			16,880,381

New Zealand - 0.1%
KFW
6.38%, 2/17/15	100,000	NZD	84,024

TOTAL SUPRANATIONAL BONDS (Cost: $18,234,505)			16,964,405

TOTAL INVESTMENTS IN SECURITIES - 98.0% (Cost: $63,717,961(a)			59,773,402
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.0%			1,191,859

NET ASSETS - 100.0%			$60,965,261

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
NZD	-	New Zealand dollar

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

May 31, 2013

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 94.5%

Brazil - 24.5%
Braskem Finance Ltd.
5.75%, 4/15/21(b)	$4,373,000	$4,526,768
Centrais Eletricas Brasileiras S.A.
5.75%, 10/27/21	5,154,000	5,450,355
CSN Resources S.A.
6.50%, 7/21/20(b)	2,274,000	2,314,661
Fibria Overseas Finance Ltd.
7.50%, 5/04/20	545,000	599,500
6.75%, 3/03/21	1,200,000	1,326,000
Odebrecht Finance Ltd., Private Placement
4.38%, 4/25/25(a)	2,950,000	2,883,625
Oi S.A.
5.75%, 2/10/22	3,961,000	3,976,399
Petrobras International Finance Co.
5.38%, 1/27/21	6,127,000	6,518,283
Vale Overseas Ltd.
4.38%, 1/11/22	4,749,000	4,740,122

Total Brazil		32,335,713

Colombia - 4.3%
Ecopetrol S.A.
7.63%, 7/23/19	3,000,000	3,690,000
Pacific Rubiales Energy Corp.
5.13%, 3/28/23	2,000,000	2,045,275

Total Colombia		5,735,275

Hong Kong - 3.7%
Hutchison Whampoa International 11 Ltd.
4.63%, 1/13/22	1,965,000	2,075,276
Noble Group Ltd.
6.75%, 1/29/20	2,553,000	2,763,622

Total Hong Kong		4,838,898

India - 3.2%
Vedanta Resources PLC
8.25%, 6/07/21(b)	3,948,000	4,263,840

Indonesia - 3.3%
PT Pertamina (Persero)
5.25%, 5/23/21	4,115,000	4,300,175

Jamaica - 4.0%
Digicel Group Ltd.
8.25%, 9/30/20	4,940,000	5,335,200

Kazakhstan - 2.9%
KazMunayGaz National Co.
6.38%, 4/09/21	3,367,000	3,800,501

Mexico - 13.2%
Cemex Finance LLC
9.50%, 12/14/16	5,622,000	5,980,403
Grupo Bimbo SAB de CV
4.50%, 1/25/22	3,028,000	3,228,534
Mexichem SAB de CV
4.88%, 9/19/22(b)	4,400,000	4,575,218
Southern Copper Corp.
5.25%, 11/08/42	4,070,000	3,583,803

Total Mexico		17,367,958

Peru - 1.9%
Volcan Cia Minera S.A.A.
5.38%, 2/02/22	2,386,000	2,445,650

Qatar - 2.8%
Qtel International Finance Ltd.
4.75%, 2/16/21(b)	3,356,000	3,674,820

Russia - 28.2%
Alliance Oil Co. Ltd., Private Placement
7.00%, 5/04/20(a)	1,400,000	1,389,500
EDC Finance Ltd., Private Placement
4.88%, 4/17/20(a)	1,400,000	1,389,500
EuroChem Mineral & Chemical Co. OJSC
5.13%, 12/12/17(b)	3,400,000	3,446,750
Evraz Group S.A.
6.75%, 4/27/18(b)	4,001,000	4,006,001
Gazprom OAO Via Gaz Capital S.A.
4.95%, 5/23/16	3,711,000	3,968,451
LUKOIL International Finance B.V.
6.13%, 11/09/20	3,823,000	4,233,973
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.15%, 3/06/17(b)	3,760,000	3,788,200
Severstal OAO Via Steel Capital S.A.
6.70%, 10/25/17(b)	2,277,000	2,436,390
Sibur Securities Ltd.
3.91%, 1/31/18(b)	3,400,000	3,293,750
TNK-BP Finance S.A.
7.25%, 2/02/20	3,318,000	3,902,797
VimpelCom Holdings B.V.
7.50%, 3/01/22	4,932,000	5,345,055

Total Russia		37,200,367

Venezuela - 2.5%
Petroleos de Venezuela S.A.
8.50%, 11/02/17	3,468,200	3,286,120

TOTAL FOREIGN CORPORATE BONDS (Cost: $125,725,044)		124,584,517

FOREIGN GOVERNMENT AGENCIES - 3.2%

United Arab Emirates - 3.2%
MDC-GMTM B.V.
5.50%, 4/20/21
(Cost: $4,061,640)	3,656,000	4,204,400

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.2%

United States - 18.2%
Dreyfus Institutional Preferred Money Market Fund, 0.08%(c) (Cost: $24,010,210)(d)	24,010,210	24,010,210

TOTAL INVESTMENTS IN SECURITIES - 115.9% (Cost: $153,796,894)(e)		152,799,127
Liabilities in Excess of Cash and Other Assets - (15.9)%		(20,968,387)

NET ASSETS - 100.0%		$131,830,740

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2013.
(c)	Interest rate shown reflects yield as of May 31, 2013.
(d)

At May 31, 2013, the total market value of the Fund’s securities on loan was $24,246,572 and the total market value of the collateral held by the Fund was $25,027,962 (including non-cash U.S. Treasury Securities collateral having a value of $1,017,752).

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2013

Investments	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS - 83.3%

Brazil - 6.5%
Federal Republic of Brazil
12.50%, 1/05/16	22,049,000	BRL	$11,579,977
12.50%, 1/05/22(a)	49,426,000	BRL	30,477,686
10.25%, 1/10/28	54,841,000	BRL	29,445,005
Letra Tesouro Nacional
9.63%, 7/01/16(b)	41,391,000	BRL	14,725,767
Nota do Tesouro Nacional
10.00%, 1/01/17	13,417,000	BRL	6,384,084
10.00%, 1/01/21	44,940,000	BRL	20,857,940
10.00%, 1/01/23, Series F	40,296,000	BRL	18,740,130

Total Brazil			132,210,589

Chile - 3.2%
Bonos del Banco Central de Chile en Pesos
6.00%, 1/01/17	4,355,000,000	CLP	8,965,111
6.00%, 3/01/23	1,525,000,000	CLP	3,293,331
Republic of Chile
5.50%, 8/05/20	25,129,000,000	CLP	53,312,326

Total Chile			65,570,768

China - 3.6%
China Government Bond
1.00%, 12/01/13	43,000,000	CNY	6,965,222
2.38%, 7/19/14	7,380,000	CNY	1,208,519
3.30%, 10/27/14	29,330,000	CNY	4,864,361
1.80%, 12/01/15	109,000,000	CNY	17,678,079
1.40%, 8/18/16	38,000,000	CNY	6,064,818
2.56%, 6/29/17	61,000,000	CNY	10,096,970
2.48%, 12/01/20	62,000,000	CNY	10,074,133
2.36%, 8/18/21	63,500,000	CNY	10,161,797
3.10%, 6/29/22	31,500,000	CNY	5,307,055

Total China			72,420,954

Colombia - 3.1%
Republic of Colombia
12.00%, 10/22/15	37,989,000,000	COP	23,304,469
7.75%, 4/14/21	44,532,000,000	COP	28,121,669
4.38%, 3/21/23	3,302,000,000	COP	1,664,833
9.85%, 6/28/27	14,259,000,000	COP	10,742,786

Total Colombia			63,833,757

Indonesia - 9.9%
Indonesia Government
11.00%, 10/15/14, Series FR26	75,811,000,000	IDR	8,395,261
9.50%, 6/15/15, Series FR27	148,891,000,000	IDR	16,606,902
10.75%, 5/15/16, Series FR30	49,065,000,000	IDR	5,825,921
7.38%, 9/15/16, Series FR55	178,000,000,000	IDR	19,610,239
6.25%, 4/15/17, Series FR60	69,517,000,000	IDR	7,450,945
10.00%, 7/15/17, Series FR28	50,000,000,000	IDR	6,039,934
5.25%, 5/15/18, Series FR66	223,969,000,000	IDR	22,950,203
11.00%, 11/15/20, Series FR31	139,526,000,000	IDR	18,817,036
8.25%, 7/15/21, Series FR53	103,330,000,000	IDR	12,223,174
7.00%, 5/15/22, Series FR61	292,651,000,000	IDR	32,215,333
8.38%, 9/15/26, Series FR56	212,086,000,000	IDR	25,408,574
8.25%, 6/15/32, Series FR58	212,499,000,000	IDR	24,982,528

Total Indonesia			200,526,050

Malaysia - 10.4%
Malaysia Government
3.43%, 8/15/14, Series 0211	83,873,000	MYR	27,218,345
3.84%, 8/12/15, Series 0110	74,363,000	MYR	24,430,777
3.81%, 2/15/17, Series 0207	50,850,000	MYR	16,680,933
4.01%, 9/15/17, Series 0210	90,070,000	MYR	29,868,770
3.31%, 10/31/17, Series 0512	105,965,000	MYR	34,239,005
4.38%, 11/29/19, Series 0902	98,452,000	MYR	33,562,919
3.42%, 8/15/22, Series 0112	79,151,000	MYR	25,540,181
4.39%, 4/15/26, Series 0311	58,070,000	MYR	20,256,705

Total Malaysia			211,797,635

Mexico - 7.2%
Mexican Bonos Desarr
9.50%, 12/18/14, Series MI10	231,859,000	MXN	19,525,316
7.75%, 12/14/17, Series M10	327,491,000	MXN	28,749,752
8.50%, 12/13/18, Series M10	275,848,000	MXN	25,391,844
6.50%, 6/10/21, Series M	425,918,000	MXN	36,002,057
7.75%, 5/29/31, Series M	147,140,000	MXN	13,422,192
8.50%, 11/18/38, Series M 30	227,148,000	MXN	22,326,048

Total Mexico			145,417,209

Peru - 3.2%
Republic of Peru
9.91%, 5/05/15	11,120,000	PEN	4,645,517
8.60%, 8/12/17	25,208,000	PEN	11,149,497
7.84%, 8/12/20	44,900,000	PEN	19,583,010
8.20%, 8/12/26	24,880,000	PEN	11,813,102
6.95%, 8/12/31	22,530,000	PEN	9,409,710
6.90%, 8/12/37	17,518,000	PEN	7,279,225

Total Peru			63,880,061

Philippines - 3.4%
Republic of Philippines
7.88%, 2/19/19, Series 1048	260,400,000	PHP	7,918,218
4.95%, 1/15/21	1,337,000,000	PHP	34,634,847
3.90%, 11/26/22	256,000,000	PHP	6,495,387
6.25%, 1/14/36	284,000,000	PHP	8,431,985
7.63%, 9/29/36, Series 25-9	342,770,000	PHP	12,428,393

Total Philippines			69,908,830

Poland - 7.0%
Poland Government Bond
5.75%, 4/25/14, Series 0414	105,410,000	PLN	32,779,255
4.75%, 4/25/17, Series 0417	123,975,000	PLN	40,019,466
5.50%, 10/25/19, Series 1019	122,981,000	PLN	42,039,688
5.25%, 10/25/20, Series 1020	36,093,000	PLN	12,284,116
5.75%, 9/23/22, Series 0922	40,382,000	PLN	14,370,473

Total Poland			141,492,998

Russia - 5.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
8.70%, 3/17/16(a)	235,300,000	RUB	7,645,938
Russian Foreign Bond
7.85%, 3/10/18	1,430,000,000	RUB	47,250,616
Russian Government Bond - OFZ
6.88%, 7/15/15, Series 5075	65,716,000	RUB	2,094,763
7.35%, 1/20/16, Series 5077	586,650,000	RUB	18,928,903
6.80%, 12/11/19, Series 6210(a)	466,760,000	RUB	14,629,982
7.60%, 7/20/22, Series 6209	422,790,000	RUB	13,701,911
Russian Railways Via Rzd Capital PLC
8.30%, 4/02/19(a)	227,800,000	RUB	7,455,727

Total Russia			111,707,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2013

Investments	Principal Amount		Value
South Africa - 4.2%
Republic of South Africa
8.25%, 9/15/17, Series R203	248,120,000	ZAR	$26,426,473
7.25%, 1/15/20, Series R207	221,452,000	ZAR	22,619,264
10.50%, 12/21/26, Series R186(a)	199,470,000	ZAR	24,640,650
6.25%, 3/31/36, Series R209	143,138,600	ZAR	11,109,567

Total South Africa			84,795,954

South Korea - 5.0%
Korea Treasury Bond
4.50%, 3/10/15, Series 1503	31,752,260,000	KRW	28,972,609
2.75%, 9/10/17, Series 1709	28,870,000,000	KRW	25,456,200
5.00%, 6/10/20, Series 2006	29,259,220,000	KRW	29,225,576
3.75%, 6/10/22, Series 2206	18,500,000,000	KRW	17,263,905

Total South Korea			100,918,290

Thailand - 5.0%
Thailand Government Bond
3.13%, 12/11/15	514,940,000	THB	17,176,442
4.13%, 11/18/16	381,920,000	THB	13,161,184
2.80%, 10/10/17	649,160,000	THB	21,347,361
5.13%, 3/13/18	445,205,000	THB	16,113,039
3.65%, 12/17/21	537,360,000	THB	18,135,771
3.58%, 12/17/27	470,080,000	THB	15,082,371

Total Thailand			101,016,168

Turkey - 6.1%
Turkey Government Bond
10.00%, 6/17/15	68,583,000	TRY	39,076,445
9.00%, 1/27/16	58,286,000	TRY	33,007,608
10.50%, 1/15/20	46,372,000	TRY	29,795,036
9.50%, 1/12/22	34,330,000	TRY	21,362,475

Total Turkey			123,241,564

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,778,950,921)			1,688,738,667

SUPRANATIONAL BONDS - 9.9%

Brazil - 3.3%
European Investment Bank
6.00%, 1/25/16	30,728,000	BRL	14,005,588
International Bank for Reconstruction & Development
10.00%, 1/21/15	13,145,000	BRL	6,432,732
7.00%, 4/13/15	19,545,000	BRL	9,176,999
International Finance Corp.
5.00%, 12/21/15	69,910,000	BRL	31,294,031
Nordic Investment Bank
8.01%, 5/21/15, Series E	13,000,000	BRL	6,124,639

Total Brazil			67,033,989

Indonesia - 0.1%
Inter-American Development Bank
4.50%, 2/04/16	26,400,000,000	IDR	2,596,377

Mexico - 2.7%
Inter-American Development Bank
8.00%, 1/26/16	21,632,000	MXN	1,872,430
7.50%, 12/05/24	167,197,000	MXN	14,594,790
International Bank for Reconstruction & Development
6.50%, 9/11/13	166,935,000	MXN	13,166,770
4.63%, 11/17/15	69,711,000	MXN	5,604,850
7.50%, 3/05/20	76,245,000	MXN	6,964,506
International Finance Corp.
6.00%, 1/28/16	140,450,000	MXN	11,624,030

Total Mexico			53,827,376

Russia - 1.2%
European Bank for Reconstruction & Development
6.50%, 2/09/15	59,610,000	RUB	1,881,575
6.75%, 5/12/17	236,850,000	RUB	7,508,300
European Investment Bank
6.50%, 12/15/15	103,750,000	RUB	3,276,111
6.50%, 9/30/16	212,800,000	RUB	6,691,926
6.75%, 6/13/17	115,470,000	RUB	3,636,185
International Bank for Reconstruction & Development
5.25%, 11/24/14	41,550,000	RUB	1,287,668

Total Russia			24,281,765

South Africa - 1.8%
European Investment Bank
8.00%, 10/21/13	38,630,000	ZAR	3,873,464
8.50%, 11/04/14	98,155,000	ZAR	10,149,362
5.75%, 12/21/17	26,690,000	ZAR	2,565,063
9.00%, 12/21/18	60,335,000	ZAR	6,585,501
6.00%, 10/21/19	52,740,000	ZAR	5,003,819
International Bank for Reconstruction & Development
8.75%, 3/01/17	71,440,000	ZAR	7,688,094
International Finance Corp.
7.38%, 3/04/15	11,490,000	ZAR	1,181,397
Landwirtschaftliche Rentenbank
6.00%, 3/18/19	1,595,000	ZAR	152,729

Total South Africa			37,199,429

Turkey - 0.8%
European Investment Bank
9.63%, 4/01/15	16,450,000	TRY	9,386,635
7.25%, 1/25/16	3,245,000	TRY	1,799,953
14.00%, 7/05/16	7,310,000	TRY	4,766,188

Total Turkey			15,952,776

TOTAL SUPRANATIONAL BONDS (Cost: $222,578,518)			200,891,712

REPURCHASE AGREEMENT - 4.0%

United States - 4.0%
Citigroup, Inc., tri-party repurchase agreement dated 5/31/13, 0.09% due 6/03/13; Proceeds at maturity - $80,031,205 (fully collateralized by Fannie Mae, 2.50% - 4.50% due 5/01/28 - 6/01/42; and Freddie Mac, 4.50% - 5.50% due 8/01/38 - 8/01/40; Market value - $84,032,136) (Cost: $80,030,605)	80,030,605		80,030,605

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

United States - 1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.08%(c) (Cost: $35,045,073)(d)	35,045,073		35,045,073

TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $2,116,605,117)(e)			2,004,706,057
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.1%			21,980,272

NET ASSETS - 100.0%			$2,026,686,329

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
IDR	-	Indonesian rupiah
KRW	-	South Korean won

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

May 31, 2013

MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian nuevo sol
PHP	-	Philippines peso
PLN	-	Polish zloty
RUB	-	Russian ruble
THB	-	Thai baht
TRY	-	Turkish new lira
ZAR	-	South African rand

(a)	Security, or portion thereof, was on loan at May 31, 2013.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(c)	Rate shown represents annualized 7-day yield as of May 31, 2013.
(d)	At May 31, 2013, the total market value of the Fund’s securities on loan was $32,568,084 and the total market value of the collateral held by the Fund was $ 35,045,073.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

May 31, 2013

Investments	Principal Amount		Value
FOREIGN GOVERNMENT AGENCIES - 4.8%

Luxembourg - 4.8%
European Financial Stability Facility
2.75%, 7/18/16	105,000	EUR	$145,688
3.38%, 7/05/21	45,000	EUR	65,885

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $208,070)			211,573

FOREIGN GOVERNMENT OBLIGATIONS - 63.9%

Austria - 4.7%
Republic of Austria
3.50%, 7/15/15	30,000	EUR	41,646
4.65%, 1/15/18, Series 2	45,000	EUR	68,771
3.90%, 7/15/20	65,000	EUR	99,188

Total Austria			209,605

Belgium - 9.5%
Belgium Kingdom
3.50%, 6/28/17, Series 63	50,000	EUR	71,822
3.75%, 9/28/20, Series 58	95,000	EUR	141,516
European Union
3.38%, 5/10/19	140,000	EUR	206,594

Total Belgium			419,932

Denmark - 4.2%
Kingdom of Denmark
1.75%, 10/05/15	70,000	EUR	94,106
2.75%, 3/16/16	65,000	EUR	90,211

Total Denmark			184,317

Finland - 4.0%
Finnish Government Bond
3.50%, 4/15/21	70,000	EUR	105,022
4.00%, 7/04/25	45,000	EUR	70,941

Total Finland			175,963

France - 12.8%
France Government Bond OAT
4.00%, 4/25/18	65,000	EUR	97,070
4.25%, 4/25/19	150,000	EUR	229,605
3.50%, 4/25/20	160,000	EUR	237,058

Total France			563,733

Germany - 9.7%
Bundesrepublik Deutschland
3.25%, 7/04/21	80,000	EUR	120,490
4.75%, 7/04/28, Series 98	176,000	EUR	308,409

Total Germany			428,899

Luxembourg - 4.4%
Luxembourg Government Bond
3.75%, 12/04/13	35,000	EUR	46,180
3.38%, 5/18/20	100,000	EUR	147,721

Total Luxembourg			193,901

Netherlands - 9.8%
Netherlands Government Bond
4.50%, 7/15/17	70,000	EUR	105,093
4.00%, 7/15/18	60,000	EUR	90,078
3.50%, 7/15/20	55,000	EUR	82,167
5.50%, 1/15/28	85,000	EUR	155,131

Total Netherlands			432,469

Sweden - 4.8%
Kingdom of Sweden
0.88%, 9/02/13	20,000	EUR	25,973
3.13%, 5/07/14	70,000	EUR	93,274
0.63%, 2/20/15	70,000	EUR	91,619

Total Sweden			210,866

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,763,512)			2,819,685

SUPRANATIONAL BONDS - 28.4%

Finland - 4.7%
Nordic Investment Bank
3.00%, 4/08/14	155,000	EUR	205,963

France - 4.7%
Council of Europe Development Bank
3.00%, 7/13/20	145,000	EUR	208,098

Germany - 9.6%
KFW
4.13%, 7/04/17	110,000	EUR	163,120
5.50%, 1/22/18, Series 213	45,000	EUR	70,866
Landwirtschaftliche Rentenbank
3.75%, 2/11/16	135,000	EUR	191,174

Total Germany			425,160

Luxembourg - 9.4%
European Investment Bank
3.63%, 10/15/13	80,000	EUR	105,056
2.88%, 7/15/16	75,000	EUR	104,609
International Bank for Reconstruction & Development
3.88%, 5/20/19	137,000	EUR	207,558

Total Luxembourg			417,223

TOTAL SUPRANATIONAL BONDS (Cost: $1,264,228)			1,256,444

TOTAL INVESTMENTS IN SECURITIES - 97.1% (Cost: $4,235,810)(a)			4,287,702
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 2.9%			127,325

NET ASSETS - 100.0%			$4,415,027

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR	-	Euro

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Corporate Bond Fund (GLCB)

May 31, 2013

Investments	Principal Amount		Value
CORPORATE BONDS - 47.8%

United States - 47.8%
AbbVie, Inc., Private Placement
1.75%, 11/06/17(a)	$60,000		$59,870
American International Group, Inc.
5.85%, 1/16/18	110,000		126,915
AT&T, Inc.
5.50%, 2/01/18	90,000		105,460
Bank of America Corp.
3.30%, 1/11/23	250,000		242,665
Caterpillar, Inc.
3.90%, 5/27/21	180,000		195,745
CCO Holdings LLC
6.63%, 1/31/22	30,000		32,400
Citigroup, Inc.
4.50%, 1/14/22	210,000		227,842
Comcast Corp.
3.13%, 7/15/22	110,000		112,188
Daimler Chrysler Group LLC
8.25%, 6/15/21	200,000		227,000
Denbury Resources, Inc.
8.25%, 2/15/20	50,000		56,250
DPL, Inc.
7.25%, 10/15/21	30,000		32,550
Energy Future Intermediate Holding Co. LLC
10.00%, 12/01/20	50,000		57,187
Foresight Energy LLC, Private Placement
9.63%, 8/15/17(a)	30,000		32,700
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 3/01/17	190,000		192,178
General Electric Capital Corp.
6.88%, 1/10/39	140,000		179,371
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	190,000		217,879
Kraft Foods Group, Inc.
5.00%, 6/04/42	50,000		52,615
Kratos Defense & Security Solutions, Inc.
10.00%, 6/01/17	80,000		87,600
Pacific Gas & Electric Co.
6.05%, 3/01/34	120,000		149,587
PepsiCo, Inc.
5.00%, 6/01/18	60,000		69,181
Reynolds Group Issuer, Inc.
9.00%, 4/15/19	100,000		105,500
Ryerson, Inc., Private Placement
9.00%, 10/15/17(a)	100,000		108,375
Samson Investment Co., Private Placement
9.75%, 2/15/20(a)	50,000		52,375
Sprint Nextel Corp.
7.00%, 8/15/20	30,000		32,700
Taylor Morrison Communities, Inc., Private Placement
7.75%, 4/15/20(a)	72,000		80,640
Tenet Healthcare Corp.
8.00%, 8/01/20	50,000		55,000
Time Warner Cable, Inc.
5.85%, 5/01/17	100,000		115,243
United Technologies Corp.
3.10%, 6/01/22	180,000		184,337
Verizon Communications, Inc.
5.50%, 2/15/18	120,000		139,539
Wells Fargo & Co.
2.10%, 5/08/17	210,000		214,938
Zayo Group LLC
8.13%, 1/01/20	30,000		33,450

TOTAL CORPORATE BONDS (Cost: $3,599,340)			3,579,280

FOREIGN CORPORATE BONDS - 46.9%

Australia - 2.4%
BHP Billiton Finance USA Ltd.
1.63%, 2/24/17	110,000		111,209
FMG Resources August 2006 Pty Ltd., Private Placement
6.00%, 4/01/17(a)(b)	70,000		71,225

Total Australia			182,434

Belgium - 2.2%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	140,000		165,929

Brazil - 2.9%
Petrobras International Finance Co.
5.38%, 1/27/21	100,000		106,386
Vale Overseas Ltd.
4.38%, 1/11/22	110,000		109,794

Total Brazil			216,180

Canada - 1.5%
Royal Bank of Canada
1.50%, 1/16/18	50,000		49,909
Xstrata Finance Canada Ltd., Private Placement
3.60%, 1/15/17(a)	60,000		62,876

Total Canada			112,785

Colombia - 1.0%
Ecopetrol S.A.
7.63%, 7/23/19	60,000		73,530

France - 3.2%
Electricite de France S.A.
4.63%, 9/11/24	50,000	EUR	77,903
Pernod-Ricard S.A.
4.45%, 1/15/22	150,000		160,338

Total France			238,241

Germany - 2.9%
E.ON International Finance B.V.
5.50%, 10/02/17	50,000	EUR	76,768
Volkswagen Leasing GmbH
3.25%, 5/10/18	100,000	EUR	142,538

Total Germany			219,306

Hong Kong - 2.9%
Hutchison Whampoa International 12 II Ltd., Private Placement
2.00%, 11/08/17(a)	220,000		219,108

Italy - 4.5%
Intesa Sanpaolo SpA
3.88%, 1/16/18	230,000		227,781
Wind Acquisition Finance S.A., Private Placement
11.75%, 7/15/17(a)	100,000		105,750

Total Italy			333,531

Luxembourg - 0.4%
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	30,000		32,663

Mexico - 3.5%
Cemex Finance LLC
9.50%, 12/14/16	140,000		148,925
Petroleos Mexicanos
5.50%, 1/21/21	100,000		111,500

Total Mexico			260,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Corporate Bond Fund (GLCB)

May 31, 2013

Investments	Principal Amount		Value
Netherlands - 2.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.75%, 1/15/18	130,000	EUR	$195,016

Russia - 4.4%
Gazprom OAO Via Gaz Capital S.A.
4.95%, 5/23/16	200,000		213,875
TNK-BP Finance S.A.
7.25%, 2/02/20	100,000		117,625

Total Russia			331,500

Spain - 3.0%
Nara Cable Funding Ltd., Private Placement
8.88%, 12/01/18(a)	210,000		222,600

United Kingdom - 9.5%
BP Capital Markets PLC
1.38%, 11/06/17	150,000		148,369
HSBC Bank PLC
3.88%, 10/24/18	160,000	EUR	234,960
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	210,000		217,110
Tesco PLC
6.13%, 2/24/22	60,000	GBP	110,719

Total United Kingdom			711,158

TOTAL FOREIGN CORPORATE BONDS (Cost: $3,553,824)			3,514,406

	Shares
PREFERRED STOCK - 2.5%

United States - 2.5%
GMAC Capital Trust I 8.13%, 2/15/40(c) (Cost: 185,992)	6,940		184,743

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.08%(d) (Cost: $73,500)(e)	73,500		73,500

TOTAL INVESTMENTS IN SECURITIES - 98.2% (Cost: $7,412,656)(f)			7,351,929
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.8%			133,312

NET ASSETS - 100.0%			$7,485,241

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR	-	Euro
GBP	-	British pound

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at May 31, 2013.
(c)	Rate shown reflects the current rate on securities with variable or step rates.
(d)	Interest rate shown reflects yield as of May 31, 2013.
(e)	At May 31, 2013, the total market value of the Fund’s security on loan was $71,750 and the total market value of the collateral held by the Fund was $73,500.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

May 31, 2013

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS - 51.9%

Treasury Bills - 30.5%
U.S. Treasury Bills
0.04%, 6/13/13*(a)	$418,000		$417,995
0.06%, 6/20/13*	1,000,000		999,985

Total Treasury Bills			1,417,980

Treasury Bond - 6.0%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	180,000		280,073

Treasury Notes - 15.4%
U.S. Treasury Inflation Indexed Notes
2.13%, 1/15/19	120,000		151,792
1.38%, 1/15/20	230,000		280,577
1.13%, 1/15/21	240,000		286,087

Total Treasury Notes			718,456

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,347,124)			2,416,509

FOREIGN GOVERNMENT OBLIGATIONS - 36.1%

Australia - 4.0%
Australian Index Linked Bond
4.00%, 8/20/20, Series 20CI	102,000	AUD	185,806

Canada - 4.3%
Canadian Government Real Return Index Linked Bond
4.25%, 12/01/26, Series VS05	76,957	CAD	112,734
3.00%, 12/01/36	59,658	CAD	87,878

Total Canada			200,612

France - 4.5%
France Government Index Linked Bond
1.60%, 7/25/15, Series OATe	55,000	EUR	89,674
2.10%, 7/25/23, Series OATi	70,000	EUR	118,294

Total France			207,968

Mexico - 5.2%
Mexican Udibonos
4.00%, 6/13/19	1,289,372	MXN	116,158
4.50%, 12/04/25	1,239,781	MXN	126,453

Total Mexico			242,611

South Africa - 4.4%
Republic of South Africa Index Linked Bond
2.50%, 1/31/17, Series R211	872,296	ZAR	96,906
5.50%, 12/07/23, Series R197	750,349	ZAR	110,987

Total South Africa			207,893

Sweden - 4.4%
Swedish Government Index Linked Bond
4.00%, 12/01/20, Series 3102	840,000	SEK	206,898

Turkey - 4.4%
Turkey Government Index Linked Bond
4.50%, 2/11/15	134,782	TRY	76,471
4.00%, 4/01/20	199,944	TRY	128,309

Total Turkey			204,780

United Kingdom - 4.9%
U.K. Treasury Index Linked Gilt
1.25%, 11/22/27	50,000	GBP	123,858
1.25%, 11/22/32	45,000	GBP	103,549

Total United Kingdom			227,407

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,701,809)			1,683,975

SUPRANATIONAL BOND - 4.1%

Brazil - 4.1%
Morgan Stanley, Inflation Linked, Private Placement 5.40%, 5/15/15(b) (Cost: $220,992)	350,000	BRL	191,246

TOTAL INVESTMENTS IN SECURITIES - 92.1% (Cost: $4,269,925)(c)			4,291,730
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 7.9%			368,447

NET ASSETS - 100.0%			$4,660,177

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	Euro
GBP	-	British pound
MXN	-	Mexican peso
SEK	-	Swedish krona
TRY	-	Turkish new lira
ZAR	-	South African rand

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

May 31, 2013

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 82.4%

Treasury Bills - 82.4%
U.S. Treasury Bills
0.04%, 6/13/13*(a)	$93,140,000	$93,138,741
0.06%, 6/20/13*	13,000,000	12,999,809
0.02%, 7/25/13*	4,700,000	4,699,856
0.05%, 9/12/13*(a)	110,000	109,985

TOTAL INVESTMENTS IN SECURITIES - 82.4% (Cost: $110,948,279)(b)		110,948,391
Cash and Other Assets in Excess of Liabilities - 17.6%		23,649,309

NET ASSETS - 100.0%		$134,597,700

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of May 31, 2013, the Trust offered 48 investment funds (each a “Fund”, collectively the “Funds”). These notes relate only to Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Brazilian Real Fund (“Brazilian Real Fund”)	May 14, 2008
WisdomTree Chinese Yuan Fund (“Chinese Yuan Fund”)	May 14, 2008
WisdomTree Commodity Currency Fund (“Commodity Currency Fund”)	September 24, 2010
WisdomTree Emerging Currency Fund (“Emerging Currency Fund”)	May 6, 2009
WisdomTree Indian Rupee Fund (“Indian Rupee Fund”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Global Corporate Bond Fund (“Global Corporate Bond Fund”)	January 31, 2013
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

Consolidation of Subsidiaries

The schedule of investments of the Managed Futures Strategy Fund and Global Real Return Fund each includes the investments of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary,” together, the “Subsidiaries”). For the Managed Futures Strategy Fund and Global Real Return Fund, the accompanying schedule of investments reflect the investments of each Fund on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection to the indemnifications.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on

Notes to Schedule of Investments (unaudited) (continued)

similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at such money market fund’s NAV per share.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service

Notes to Schedule of Investments (unaudited) (continued)

providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the fair valuations according to inputs used as of May 31, 2013 in valuing each Fund’s assets:

Brazilian Real Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$47,949,313	$—
Repurchase Agreement	—	1,735,452	—

Total	—	49,684,765	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	696,153	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,496,068)	—

Total - Net	$—	$46,884,850	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$149,114,892	$—
Time Deposits	—	39,075,116	—
Repurchase Agreement	—	15,200,046	—

Total	—	203,390,054	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,091,087	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(314,989)	—

Total - Net	$—	$207,166,152	$—

Commodity Currency Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$17,499,765	$—
Repurchase Agreement	—	1,610,728	—

Total	—	19,110,493	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	359,899	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,248,366)	—

Total - Net	$—	$18,222,026	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$222,295,122	$—
Repurchase Agreement	—	82,508,139	—

Total	—	304,803,261	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	847,430	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,265,896)	—

Total - Net	$—	$293,384,795	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$19,096,637	$—
Repurchase Agreement	—	8,283,926	—

Total	—	27,380,563	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	78	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,004,910)	—

Total - Net	$—	$26,375,731	$—

Notes to Schedule of Investments (unaudited) (continued)

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$37,410,943	$—
Foreign Government Obligations	—	364,288,191	—
Supranational Bonds	—	58,744,551	—
Repurchase Agreement	—	48,576,101	—
Investment of Cash Collateral for Securities Loaned	—	3,622,485	—

Total	—	512,642,271	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	47,068	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(783,382)	—

Total - Net	$—	$511,905,957	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$22,898,540	$—
Foreign Government Obligations	—	19,910,457	—
Supranational Bonds	—	16,964,405	—

Total	—	59,773,402	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	24,680	—

Total	$—	$59,798,082	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$124,584,517	$—
Foreign Government Agencies	—	4,204,400	—
Investment of Cash Collateral for Securities Loaned	—	24,010,210	—

Total	$—	$152,799,127	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Obligations	$—	$1,688,738,667	$—
Supranational Bonds	—	200,891,712	—
Repurchase Agreement	—	80,030,605	—
Investment of Cash Collateral for Securities Loaned	—	35,045,073	—

Total	—	2,004,706,057	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	21,522	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,402,007)	—

Total - Net	$—	$2,003,325,572	$—

Euro Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$211,573	$—
Foreign Government Obligations	—	2,819,685	—
Supranational Bonds	—	1,256,444	—

Total	$—	$4,287,702	$—

Notes to Schedule of Investments (unaudited) (continued)

Global Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$3,579,280	$—
Foreign Corporate Bonds	—	3,514,406	—
Preferred Stock	184,743	—	—
Investment of Cash Collateral for Securities Loaned	—	73,500	—

Total	184,743	7,167,186	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	8,993	—

Total - Net	$184,743	$7,176,179	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$2,416,509	$—
Foreign Government Obligations	—	1,683,975	—
Supranational Bond	—	191,246	—

Total	—	4,291,730	—

Unrealized Depreciation on Swap Contracts	—	(17,123)	—
Unrealized Appreciation on Futures Contracts	657	—	—

Total - Net	$657	$4,274,607	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$110,948,391	$—

Total	—	110,948,391	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,410,646	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(49,358)	—
Unrealized Depreciation on Swap Contracts	—	(650,859)	—
Unrealized Appreciation on Futures Contracts	160,986	—	—
Unrealized Depreciation on Futures Contracts	(26,784)	—	—

Total - Net	$134,202	$111,658,820	$—

No transfers between Level 1 and Level 2 fair value measurements occurred for the period ended May 31, 2013.

There were no Level 3 securities for the period ended May 31, 2013.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts during the period ended May 31, 2013 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the investment or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at May 31, 2013 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund as reflected in each respective derivative footnote. At May 31, 2013, no event occurred that triggered a credit-risk-related contingent feature.

Notes to Schedule of Investments (unaudited) (continued)

As of May 31, 2013 the following Funds posted securities and/or cash as collateral for derivatives as follows:

Fund	Value of Collateral Posted
Chinese Yuan Fund	$20,000
Emerging Currency Fund	4,360,000
Indian Rupee Fund	570,000
Asia Local Debt Fund	270,000
Emerging Markets Local Debt Fund	340,000
Global Real Return Fund	118,000
Managed Futures Strategy Fund	5,289,972

Notes to Schedule of Investments (unaudited) (continued)

During the nine months ended May 31, 2013, the volume of derivative activity was as follows:

	Average Notional			Average Market Value
Fund Derivative Type	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
Brazilian Real Fund
Foreign exchange contracts	$115,482,316	$40,068,253	—	—	—
Chinese Yuan Fund
Foreign exchange contracts	368,527,364	121,496,689	—	—	—
Commodity Currency Fund
Foreign exchange contracts	42,940,850	12,477,940	—	—	—
Emerging Currency Fund
Foreign exchange contracts	524,518,692	148,989,929	—	—	—
Indian Rupee Fund
Foreign exchange contracts	31,032,584	7,986,917	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	89,008,599	1,528,145	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	665,708	219,735	—	—	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	106,263,331	8,317,920	—	—	—
Global Corporate Bond Fund*
Foreign exchange contracts	173,434	864,049	—	—	—
Global Real Return Fund (consolidated)
Interest rate contracts	—	—	$220,000	—	—
Commodity contracts	—	—	1,205,968	$162,700	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	41,169,036	8,257,096	$11,075,328
Foreign exchange contracts	22,925,455	34,410,328	—	18,763,639	12,077,141
Interest rate contracts	—	—	—	10,997,006	9,134,766

*	Commencement of operations was on January 31, 2013.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Notes to Schedule of Investments (unaudited) (continued)

Risks may arise upon entering into Forward Contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at May 31, 2013:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Brazilian Real Fund
	6/4/2013	BRL	7,881,760	USD	3,827,955	$132,023
	6/4/2013	BRL	90,249	USD	43,831	1,512
	6/4/2013	BRL	20,185,283	USD	9,746,636	281,309
	6/4/2013	BRL	20,185,283	USD	9,746,636	281,309
	6/4/2013	USD	11,945,287	BRL	24,171,288	(610,833)
	6/4/2013	USD	11,909,971	BRL	24,171,287	(575,519)
	7/2/2013	USD	15,430,083	BRL	31,196,541	(881,033)
	7/2/2013	USD	15,406,461	BRL	31,196,542	(857,411)
	8/2/2013	USD	9,742,512	BRL	20,393,026	(285,636)
	8/2/2013	USD	9,742,511	BRL	20,393,025	(285,636)

						$(2,799,915)

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Chinese Yuan Fund
	6/7/2013	CNY	16,240,777	USD	2,593,131	$(46,120)
	6/7/2013	CNY	16,248,811	USD	2,602,933	(37,623)
	6/7/2013	CNY	16,231,167	USD	2,618,564	(19,125)
	6/7/2013	USD	17,796,518	CNY	111,833,319	377,253
	7/16/2013	CNH	16,005,865	USD	2,552,770	(43,232)
	7/16/2013	CNH	16,014,166	USD	2,563,087	(34,261)
	7/16/2013	CNH	15,974,232	USD	2,545,694	(45,176)
	7/16/2013	CNH	15,960,394	USD	2,546,127	(42,500)
	7/16/2013	CNH	15,950,544	USD	2,560,691	(26,338)
	7/16/2013	CNH	15,951,882	USD	2,573,092	(14,154)
	7/16/2013	CNH	15,959,508	USD	2,590,198	1,716
	7/16/2013	USD	36,952,634	CNH	231,914,733	661,763
	7/16/2013	USD	36,960,879	CNH	231,914,734	653,518
	8/14/2013	USD	16,220,402	CNY	101,945,229	237,045
	8/14/2013	USD	14,940,842	CNY	93,200,970	104,983
	10/15/2013	CNY	3,475,103	USD	553,404	(6,460)
	10/15/2013	USD	68,773,362	CNY	439,633,716	2,054,809

						$3,776,098

Commodity Currency Fund
	6/4/2013	AUD	262,254	USD	272,552	$21,116
	6/4/2013	AUD	263,529	USD	254,857	2,198
	6/4/2013	AUD	2,358,409	USD	2,270,558	9,434
	6/4/2013	BRL	529,776	USD	258,806	10,382
	6/4/2013	BRL	4,816,486	USD	2,304,539	45,983
	6/4/2013	CAD	275,934	USD	269,445	2,468
	6/4/2013	CAD	276,905	USD	267,836	(81)
	6/4/2013	CAD	2,475,536	USD	2,381,239	(13,939)
	6/4/2013	CLP	128,434,451	USD	269,001	11,823
	6/4/2013	CLP	127,106,645	USD	262,022	7,503
	6/4/2013	CLP	1,160,965,941	USD	2,366,903	42,181
	6/4/2013	NOK	1,531,646	USD	263,033	2,790
	6/4/2013	NOK	1,532,469	USD	263,553	3,171
	6/4/2013	NOK	13,759,499	USD	2,343,878	5,994
	6/4/2013	NZD	323,412	USD	268,809	10,920
	6/4/2013	NZD	325,536	USD	262,757	3,175
	6/4/2013	NZD	2,907,325	USD	2,361,103	42,802
	6/4/2013	RUB	8,271,733	USD	265,132	6,124
	6/4/2013	RUB	8,263,486	USD	263,521	4,771
	6/4/2013	RUB	74,694,376	USD	2,365,543	26,684
	6/4/2013	USD	2,923,388	AUD	2,884,192	(158,170)
	6/4/2013	USD	1,327,275	BRL	2,673,131	(73,784)
	6/4/2013	USD	1,325,235	BRL	2,673,131	(71,744)
	6/4/2013	USD	2,943,771	CAD	3,028,375	(13,700)
	6/4/2013	USD	2,958,761	CLP	1,416,507,037	(122,344)
	6/4/2013	USD	2,938,931	NOK	16,823,614	(80,421)
	6/4/2013	USD	2,913,477	NZD	3,556,273	(77,705)
	6/4/2013	USD	2,939,713	RUB	91,229,595	(83,098)
	6/4/2013	USD	2,956,526	ZAR	26,526,688	(319,612)
	6/4/2013	ZAR	2,405,445	USD	255,687	16,572
	6/4/2013	ZAR	2,397,550	USD	249,751	11,420
	6/4/2013	ZAR	21,723,693	USD	2,218,288	58,821
	7/2/2013	USD	2,298,130	BRL	4,829,222	(45,939)
	8/29/2013	USD	2,326,237	AUD	2,430,709	(9,835)
	8/29/2013	USD	2,323,169	CAD	2,420,045	13,567
	8/29/2013	USD	2,327,105	CLP	1,155,756,724	(41,325)
	8/29/2013	USD	2,327,929	NOK	13,710,103	(5,834)
	8/29/2013	USD	2,336,123	NZD	2,893,687	(42,146)
	8/29/2013	USD	2,320,462	RUB	74,349,927	(26,456)
	8/29/2013	USD	2,323,233	ZAR	23,022,772	(62,233)

						$(888,467)

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Fund
	6/4/2013	BRL	286,164	USD	141,602	$7,414
	6/4/2013	BRL	285,584	USD	138,700	4,784
	6/4/2013	BRL	284,903	USD	138,821	5,224
	6/4/2013	BRL	41,845,333	USD	20,234,687	612,484
	6/4/2013	USD	20,912,726	BRL	42,129,733	(1,157,159)
	6/4/2013	USD	284,348	BRL	572,251	(16,007)
	7/2/2013	BRL	286,515	USD	135,059	1,438
	7/2/2013	BRL	286,515	USD	135,059	1,438
	7/2/2013	BRL	288,621	USD	134,744	140
	7/2/2013	USD	20,237,669	BRL	42,070,067	(617,562)
	8/2/2013	CLP	67,713,510	USD	142,405	8,036
	8/2/2013	CLP	67,612,752	USD	136,854	2,685
	8/2/2013	CLP	67,440,103	USD	136,657	2,830
	8/2/2013	CLP	67,473,766	USD	135,558	1,664
	8/2/2013	CLP	67,473,766	USD	135,558	1,664
	8/2/2013	CLP	67,444,681	USD	133,779	(57)
	8/2/2013	CNH	873,861	USD	141,539	(53)
	8/2/2013	CNH	872,303	USD	141,195	(145)
	8/2/2013	CNH	874,557	USD	141,893	188
	8/2/2013	CNH	873,016	USD	142,475	1,020
	8/2/2013	CNH	874,326	USD	141,994	326
	8/2/2013	CNH	874,326	USD	141,994	326
	8/2/2013	COP	260,735,560	USD	140,710	4,899
	8/2/2013	COP	260,808,667	USD	138,876	3,027
	8/2/2013	COP	260,347,424	USD	138,189	2,580
	8/2/2013	COP	260,495,517	USD	136,923	1,237
	8/2/2013	COP	260,495,517	USD	136,923	1,237
	8/2/2013	COP	260,202,185	USD	135,504	(29)
	8/2/2013	IDR	1,382,077,204	USD	140,241	2,874
	8/2/2013	IDR	1,385,347,853	USD	138,604	912
	8/2/2013	IDR	1,389,552,420	USD	140,005	1,895
	8/2/2013	IDR	1,390,055,423	USD	138,797	637
	8/2/2013	IDR	1,390,055,423	USD	138,797	637
	8/2/2013	IDR	1,389,888,233	USD	137,804	(340)
	8/2/2013	INR	7,684,067	USD	140,734	6,333
	8/2/2013	INR	7,696,146	USD	135,663	1,051
	8/2/2013	INR	7,698,103	USD	136,709	2,063
	8/2/2013	INR	7,702,514	USD	135,799	1,075
	8/2/2013	INR	7,702,514	USD	135,799	1,075
	8/2/2013	INR	7,676,966	USD	134,049	(228)
	8/2/2013	KRW	158,318,575	USD	143,704	3,976
	8/2/2013	KRW	158,515,293	USD	140,105	204
	8/2/2013	KRW	158,888,364	USD	140,547	316
	8/2/2013	KRW	158,425,825	USD	140,101	278
	8/2/2013	KRW	158,425,825	USD	140,101	278
	8/2/2013	KRW	158,406,901	USD	139,812	6
	8/2/2013	MXN	1,749,696	USD	143,644	8,006
	8/2/2013	MXN	1,748,984	USD	139,225	3,643
	8/2/2013	MXN	1,745,538	USD	138,881	3,566
	8/2/2013	MXN	1,747,807	USD	136,388	897
	8/2/2013	MXN	1,747,807	USD	136,388	897
	8/2/2013	MXN	1,747,189	USD	135,436	(7)
	8/2/2013	MYR	434,163	USD	141,883	1,878
	8/2/2013	MYR	434,042	USD	141,659	1,693
	8/2/2013	MYR	435,373	USD	142,792	2,397
	8/2/2013	MYR	433,987	USD	140,996	1,048
	8/2/2013	MYR	433,987	USD	140,996	1,048
	8/2/2013	MYR	433,757	USD	139,872	(2)
	8/2/2013	PHP	5,829,120	USD	142,347	4,917
	8/2/2013	PHP	5,840,325	USD	139,163	1,468
	8/2/2013	PHP	5,869,748	USD	140,391	2,003

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Fund (continued)
	8/2/2013	PHP	5,861,038	USD	138,069	(113)
	8/2/2013	PHP	5,861,038	USD	138,069	(113)
	8/2/2013	PHP	5,858,645	USD	138,045	(81)
	8/2/2013	PLN	452,764	USD	142,260	5,656
	8/2/2013	PLN	452,922	USD	138,390	1,739
	8/2/2013	PLN	451,988	USD	138,674	2,304
	8/2/2013	PLN	452,414	USD	137,309	811
	8/2/2013	PLN	452,414	USD	137,309	811
	8/2/2013	PLN	452,328	USD	136,467	(5)
	8/2/2013	RUB	4,564,036	USD	144,913	3,464
	8/2/2013	RUB	4,551,531	USD	143,175	2,114
	8/2/2013	RUB	4,542,865	USD	143,331	2,538
	8/2/2013	RUB	4,542,701	USD	141,385	597
	8/2/2013	RUB	4,542,701	USD	141,385	597
	8/2/2013	RUB	4,541,166	USD	140,637	(103)
	8/2/2013	THB	4,071,758	USD	136,499	2,182
	8/2/2013	THB	4,073,471	USD	134,905	533
	8/2/2013	THB	4,067,221	USD	134,810	643
	8/2/2013	THB	4,075,882	USD	134,518	65
	8/2/2013	THB	4,075,882	USD	134,518	65
	8/2/2013	THB	4,071,713	USD	134,247	(68)
	8/2/2013	TRY	256,133	USD	141,498	6,049
	8/2/2013	TRY	256,040	USD	137,325	1,925
	8/2/2013	TRY	255,590	USD	137,510	2,348
	8/2/2013	TRY	255,823	USD	135,431	146
	8/2/2013	TRY	255,823	USD	135,431	146
	8/2/2013	TRY	255,921	USD	135,308	(29)
	8/2/2013	USD	20,870,515	CLP	9,979,236,800	(1,067,937)
	8/2/2013	USD	283,736	CLP	135,398,799	(15,054)
	8/2/2013	USD	20,743,881	CNH	128,394,253	59,916
	8/2/2013	USD	283,908	CNH	1,748,276	(634)
	8/2/2013	USD	20,846,012	COP	38,419,199,407	(834,373)
	8/2/2013	USD	282,287	COP	521,949,113	(10,416)
	8/2/2013	USD	20,796,477	IDR	203,472,726,074	(572,915)
	8/2/2013	USD	282,856	IDR	2,764,069,252	(8,130)
	8/2/2013	USD	7,070,368	INR	388,587,425	(273,648)
	8/2/2013	USD	6,853,687	INR	377,158,405	(256,870)
	8/2/2013	USD	6,860,544	INR	377,158,393	(263,727)
	8/2/2013	USD	280,600	INR	15,374,059	(11,695)
	8/2/2013	USD	20,815,985	KRW	23,256,658,936	(290,262)
	8/2/2013	USD	289,739	KRW	316,974,730	(9,986)
	8/2/2013	USD	20,986,907	MXN	256,378,150	(1,112,328)
	8/2/2013	USD	290,063	MXN	3,500,688	(18,688)
	8/2/2013	USD	20,818,315	MYR	63,627,017	(300,468)
	8/2/2013	USD	291,106	MYR	868,339	(11,092)
	8/2/2013	USD	20,732,963	PHP	855,442,072	(564,648)
	8/2/2013	USD	286,202	PHP	11,651,303	(11,506)
	8/2/2013	USD	20,790,914	PLN	66,651,511	(681,413)
	8/2/2013	USD	286,320	PLN	906,106	(12,938)
	8/2/2013	USD	21,009,229	RUB	664,311,807	(420,838)
	8/2/2013	USD	288,592	RUB	9,119,493	(5,960)
	8/2/2013	USD	20,670,011	THB	601,497,324	(828,220)
	8/2/2013	USD	274,852	THB	8,146,603	(6,117)
	8/2/2013	USD	20,824,576	TRY	37,807,018	(831,335)
	8/2/2013	USD	283,307	TRY	512,202	(12,443)
	8/2/2013	USD	21,005,384	ZAR	192,699,188	(2,009,866)
	8/2/2013	USD	289,839	ZAR	2,633,217	(30,267)
	8/2/2013	ZAR	1,316,535	USD	145,792	16,014
	8/2/2013	ZAR	1,314,107	USD	136,072	6,533
	8/2/2013	ZAR	1,311,170	USD	135,924	6,674
	8/2/2013	ZAR	1,312,358	USD	130,291	924
	8/2/2013	ZAR	1,312,358	USD	130,291	924
	8/2/2013	ZAR	1,311,499	USD	129,261	(21)

						$(11,418,466)

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Indian Rupee Fund
	8/2/2013	INR	1,046,944	USD	18,390	$78
	8/2/2013	USD	8,866,457	INR	487,300,470	(343,162)
	8/2/2013	USD	8,594,733	INR	472,968,131	(322,123)
	8/2/2013	USD	8,603,331	INR	472,968,116	(330,721)
	8/2/2013	USD	2,096,851	INR	119,373,746	(8,904)

						$(1,004,832)

Asia Local Debt Fund
	6/4/2013	USD	1,134,731	KRW	1,281,792,000	$(100)
	6/5/2013	USD	1,124,335	AUD	1,172,772	60
	6/5/2013	USD	256,489	CNH	1,576,124	(192)
	6/5/2013	USD	563,166	IDR	5,566,897,920	5,175
	6/5/2013	USD	281,653	NZD	353,215	—
	6/5/2013	USD	272,391	PHP	11,511,225	(64)
	6/5/2013	USD	562,458	SGD	711,312	—
	6/5/2013	USD	566,142	THB	17,131,453	(280)
	6/19/2013	HKD	39,626,000	USD	5,107,628	3,240
	6/19/2013	TWD	8,505,000	USD	285,068	1,249
	6/19/2013	USD	2,175,222	CNH	13,581,000	31,110
	6/19/2013	USD	292,290	CNH	1,816,000	2,732
	6/19/2013	USD	294,160	CNH	1,821,000	1,674
	6/19/2013	USD	295,215	CNH	1,820,000	457
	6/19/2013	USD	294,132	CNH	1,817,000	1,053
	6/19/2013	USD	5,110,671	HKD	39,626,000	(6,284)
	6/19/2013	USD	1,152,290	IDR	11,336,000,000	(16,072)
	6/19/2013	USD	3,457,088	INR	192,100,000	(72,450)
	6/19/2013	USD	33,166,083	SGD	41,346,000	(378,383)
	6/19/2013	USD	25,758,578	TWD	763,226,662	(289,107)
	6/19/2013	USD	282,524	TWD	8,374,000	(3,077)
	6/19/2013	USD	281,913	TWD	8,401,000	(1,565)
	6/19/2013	USD	566,198	TWD	16,886,000	(2,699)
	6/19/2013	USD	566,333	TWD	16,890,000	(2,700)
	6/19/2013	USD	283,367	TWD	8,501,000	318
	6/19/2013	USD	284,751	TWD	8,487,000	(1,533)
	6/19/2013	USD	285,293	TWD	8,419,000	(4,344)
	6/19/2013	USD	285,080	TWD	8,407,000	(4,532)

						$(736,314)

Australia & New Zealand Debt Fund
	6/4/2013	AUD	2,000,000	USD	1,937,956	$20,456
	6/4/2013	NZD	320,000	USD	259,392	4,224

						$24,680

Emerging Markets Local Debt Fund
	6/4/2013	USD	1,035,170	IDR	10,196,428,032	$5,813
	6/4/2013	USD	645,812	TRY	1,211,446	(120)
	6/5/2013	USD	306,211	BRL	652,230	(366)
	6/5/2013	USD	19,545	BRL	41,632	(23)
	6/19/2013	USD	1,261,983	CLP	601,297,000	(60,911)
	6/19/2013	USD	1,098,422	CNH	6,858,000	15,709
	6/19/2013	USD	6,292,228	IDR	61,689,000,000	(109,077)
	6/19/2013	USD	34,704,987	KRW	38,762,000,000	(423,874)
	6/19/2013	USD	1,428,445	KRW	1,613,000,000	(1,908)
	6/19/2013	USD	711,403	KRW	802,700,000	(1,495)
	6/19/2013	USD	1,101,489	RUB	34,774,000	(15,530)
	6/19/2013	USD	39,577,990	THB	1,178,434,642	(593,952)
	6/19/2013	USD	361,056	THB	10,597,000	(10,495)
	6/19/2013	USD	1,442,173	THB	43,395,000	(6,615)
	6/19/2013	USD	2,350,505	ZAR	21,906,000	(177,641)

						$(1,380,485)

Global Corporate Bond Fund
	8/16/2013	EUR	555,374	USD	726,791	$6,717
	8/16/2013	GBP	74,520	USD	115,203	2,276

						$8,993

Notes to Schedule of Investments (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Managed Futures Strategy Fund (consolidated)
	6/19/2013	JPY	1,220,390,000	USD	13,177,592	$1,090,892
	6/19/2013	JPY	16,642,000	USD	179,698	14,876
	6/19/2013	JPY	77,732,000	USD	826,224	56,369
	6/19/2013	JPY	109,214,000	USD	1,136,492	54,840
	6/19/2013	JPY	114,189,000	USD	1,176,757	45,833
	6/19/2013	JPY	99,335,000	USD	1,013,587	29,777
	6/19/2013	JPY	202,221,000	USD	2,074,327	71,538
	6/19/2013	JPY	189,356,000	USD	1,875,648	272
	6/19/2013	USD	993,313	JPY	99,987,000	(3,045)
	6/19/2013	USD	9,576,509	JPY	964,546,000	(23,679)
	6/19/2013	USD	9,575,463	JPY	964,546,000	(22,634)
	9/18/2013	JPY	964,546,000	USD	9,581,266	23,648
	9/18/2013	JPY	964,546,000	USD	9,580,219	22,601

						$1,361,288

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CLP - Chilean peso

CNH - Chinese renminbi

CNY - Chinese yuan

COP - Colombian peso

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

IDR - Indonesian rupiah

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

NZD - New Zealand dollar

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SGD - Singapore dollar

THB - Thai baht

TRY - Turkish new lira

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Currency, Interest Rate and Total Return Swaps - Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Notes to Schedule of Investments (unaudited) (continued)

Detailed below is the cross-currency interest rate swap agreement outstanding as of May 31, 2013:

Fund	Counterparty	Termination Date	Fixed Rate Notional Amount (000)	Fund Receives Fixed Rate (per annum)	Floating Rate Notional Amount (000)	Fund Pays Floating Rate (per annum)	Unrealized Depreciation
Global Real Return Fund (consolidated)	UBS AG	7/14/16	5 CLF	1.89%	$220	6-Month LIBOR	$(3,586)

Detailed below are the total return swap agreements outstanding as of May 31, 2013:

Fund	Counterparty	Termination Date	Notional Amount (000)	Fund Pays Fixed/Floating Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Depreciation
Global Real Return Fund (consolidated)	JPMorgan Chase Bank, N.A.	7/16/13	$464	0.30%	Credit Suisse Commodity Benchmark Excess Return Index	$—

	UBS AG	12/13/13	723	3-Month U.S. Treasury Bill Index + 0.80%	AFT CTI Modified Index	(13,537)

Managed Futures Strategy Fund (consolidated)	UBS AG	12/13/13	35,051	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index	(650,859)

Abbreviations:

AFT CTI	-	The Alpha Financial Technologies Commodity Trends Indicator
CLF	-	Chilean Unidad de Fomento
LIBOR	-	London Interbank Offered Rate

Futures Contracts - Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

Notes to Schedule of Investments (unaudited) (continued)

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement.

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated assets will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Additionally, such segregated assets will generally ensure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

The following futures contracts were open at May 31, 2013:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Global Real Return Fund (consolidated)	Futures Contracts Long
	Gold 100 Ounce Futures	1	$139,300	Aug-13	$657

Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	Australian Dollar Currency Futures	33	(3,135,660)	Sep-13	(219)
	British Pound Currency Futures	83	(7,869,956)	Sep-13	(399)
	Canadian Dollar Currency Futures	16	(1,539,360)	Sep-13	(238)
	Cocoa Futures	27	(594,000)	Sep-13	(101)
	Coffee Futures	19	(920,194)	Sep-13	(71)
	Copper Futures	36	(2,976,750)	Sep-13	(126)
	Corn Futures	79	(2,359,137)	Sep-13	(639)
	Cotton Futures	15	(615,450)	Dec-13	(19)
	Euro Currency Futures	126	(20,459,250)	Sep-13	347
	Gold 100 Ounce Futures	16	(2,228,800)	Aug-13	114,464
	Lean Hogs Futures	34	(1,271,260)	Aug-13	(16,892)
	Live Cattle Futures	37	(1,782,660)	Aug-13	26,747
	Natural Gas Futures	64	(2,558,080)	Sep-13	(224)
	Silver Futures	9	(1,002,960)	Sep-13	(52)
	Soybean Futures	51	(3,325,838)	Nov-13	(333)
	Sugar #11 (World) Futures	32	(605,696)	Oct-13	(120)
	Swiss Franc Currency Futures	24	(3,129,300)	Sep-13	19,428
	U.S. Long Bond (CBT) Futures	84	(11,762,625)	Sep-13	(5,422)
	U.S. Treasury 10yr Notes Futures	92	(11,888,125)	Sep-13	(1,458)
	Wheat Futures (CBT)	38	(1,359,450)	Sep-13	(471)

					$134,202

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Notes to Schedule of Investments (unaudited) (continued)

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At May 31, 2013, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Brazilian Real Fund	$49,684,852	$—	$(87)	$(87)
Chinese Yuan Fund	203,483,585	—	(93,531)	(93,531)
Commodity Currency Fund	19,110,504	—	(11)	(11)
Emerging Currency Fund	304,803,871	—	(610)	(610)
Indian Rupee Fund	27,380,486	103	(26)	77
Asia Local Debt Fund	530,569,673	1,297,223	(19,224,625)	(17,927,402)
Australia & New Zealand Debt Fund	63,717,961	3,362	(3,947,921)	(3,944,559)
Emerging Markets Corporate Bond Fund	153,796,894	1,150,091	(2,147,858)	(997,767)
Emerging Markets Local Debt Fund	2,116,605,117	10,336,183	(122,235,243)	(111,899,060)
Euro Debt Fund	4,235,810	88,257	(36,365)	51,892
Global Corporate Bond Fund	7,412,656	18,338	(79,065)	(60,727)
Global Real Return Fund (consolidated)	4,269,925	114,700	(92,895)	21,805
Managed Futures Strategy Fund (consolidated)	110,948,279	112	—	112

4. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC (“Research Affiliates”) filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its parent company, WisdomTree Investments, along with other parties, as defendants. The complaint alleged that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint sought both unspecified monetary damages to be determined and an injunction to prevent further infringement.

On November 7, 2012, Research Affiliates agreed to withdraw its suit and defendants agreed to withdraw their counterclaims and entered into a settlement agreement. Under the settlement, all parties exchanged releases for all existing claims. The other material terms of the settlement are as follows:

•

Research Affiliates agreed not to sue the Trust, WTAM and WisdomTree Investments (the “WisdomTree Parties”) for any future claims arising under any current patents held by Research Affiliates, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by Research Affiliates within the next eight years, subject to reduction by up to three years if Research Affiliates is acquired. The covenant not to sue extends to service providers and customers of the WisdomTree Parties in connection with their products and services.

Notes to Schedule of Investments (unaudited) (concluded)

•

The WisdomTree Parties agreed not to sue Research Affiliates for any future claims arising under any current patents held by the WisdomTree Parties, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by the WisdomTree Parties within the next eight years, subject to reduction by up to three years if any of the WisdomTree Parties are acquired. The covenant not to sue extends to service providers and customers of Research Affiliates in connection with Research Affiliates’ products and services.

•

Research Affiliates and the WisdomTree Parties agreed that the covenants not to sue do not include a right under each party’s patents to copy the other party’s methodologies. They have further agreed that it is not copying if Research Affiliates introduces an index or strategy that uses at least three fundamental factors to weight its indexes and they are not predominantly dividend- or earnings-weighted, or any of the WisdomTree Parties introduces an index or strategy that is weighted by less than three fundamental factors.

•	The parties also agreed not to challenge the other party’s patents or patent applications.

•

Research Affiliates agreed to a one-time payment of $0.7 million to WisdomTree Investments. The WisdomTree Parties and the other defendants were not required to make any current or future payments to Research Affiliates.

All other terms of the settlement are confidential and the settlement will not affect the current methodologies and fees for any of the Trust’s Funds.

WTAM and WisdomTree Investments had previously contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint so the Trust incurred no out-of-pocket expense in connection with this lawsuit.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date July 24, 2013

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date July 24, 2013

*	Print the name and title of each signing officer under his or her signature.